Financial Instruments (Details) - Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts - Liquidity risk [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts [Line Items]
Trade payable	$ 1,315	$ 2,221
Payables and credit balances		1,070
Payables and credit balances	1,175
Lease liability	99	148
Credit from banking corporations	99	200
Total	2,688	3,639
Up to one year [Member]
Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts [Line Items]
Trade payable	1,315	2,221
Payables and credit balances		1,070
Payables and credit balances	1,175
Lease liability	65	74
Credit from banking corporations	73	86
Total	2,628	3,451
One to two years [Member]
Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts [Line Items]
Trade payable
Payables and credit balances
Payables and credit balances
Lease liability	33	54
Credit from banking corporations	26	114
Total	59	168
From two years to three years [Member]
Schedule of Financial Liabilities Contractual Terms and at Undiscounted Amounts [Line Items]
Trade payable
Payables and credit balances
Payables and credit balances
Lease liability	1	20
Credit from banking corporations
Total	$ 1	$ 20